EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2014	2015	2016
	Continuing Operations	Continuing Operations
	(EUR in millions)
Equity method investments	70	26	6
Revenue	127	55	54
Gross profit	31	11	10
Net earnings /(loss)	(7)	4	-
Group’s equity in net earnings	5	2	1
Balance Sheet data as at December 31
Current assets	90	57	37
Non-current assets	210	34	38
Current liabilities	28	12	11
Non-current liabilities	187	35	34
Net assets	85	44	30
Group’s equity in net assets	36	26	7